CONDENSED FINANCIAL INFORMATION OF THE CORPORATION (Details 1) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Operating income
Dividends from bank subsidiary									$ 269	$ 294	$ 360
Income before equity in undistributed net income of bank subsidiary									13,814	12,327	12,460
Net income for common shareholders	2,657	2,726	2,597	2,262	2,113	2,057	2,385	3,056	10,242	9,611	9,404
Parent Company [Member]
Operating income
Dividends from bank subsidiary									7,038	7,663	7,289
Other dividend income									8	15	18
Other									65	65	135
Operating expenses									(279)	(238)	(218)
Income before equity in undistributed net income of bank subsidiary									6,832	7,505	7,224
Equity in undistributed net income of bank subsidiary									3,410	2,106	2,180
Net income for common shareholders									$ 10,242	$ 9,611	$ 9,404